UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE 19934
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: July 1, 2022 - June 30, 2023

Roumell Opportunistic Value Fund Proxy Vote Records

QUANTUM CORP.
Security		747906501	Meeting Type		ANNUAL
Ticker Symbol		QMCO	Meeting Date		16-Aug-22
Record Date		24-Jun-22
Item	Proposal		Type	Vote	Management Recommendation
1.	Director		MANAGEMENT	No Vote	For
	1	James J. Lerner
	2	Marc E. Rothman
	3	Rebecca J. Jacoby
	4	Yue Zhou White
	5	Christopher D. Neumeyer
2
Proposal to approve an amendment to the Company's Amended and Restated Certificate of Incorporation to increase the number of the Company's authorized shares of Common Stock from 125,000,000 shares to 225,000,000 shares.
			MANAGEMENT	No Vote	For
3	Proposal to adopt a resolution approving, on a non-binding advisory basis, the compensation of the Company's named executive officers.		MANAGEMENT	No Vote	For
4	Proposal to ratify the appointment of Armanino LLP as the independent registered public accounting firm of the Company for the fiscal year ending March 31, 2023.		MANAGEMENT	No Vote	For

GSI TECHNOLOGY INC.
Security		36241U106	Meeting Type		ANNUAL
Ticker Symbol		GSIT	Meeting Date		25-Aug-22
Record Date		6-Jul-22
Item	Proposal		Type	Vote	Management Recommendation
1.	Director		MANAGEMENT		For
	1	Lee-Lean Shu		Withhold
	2	Jack A. Bradley		Withhold
	3	Elizabeth Cholawsky		Withhold
	4	Haydn Hsieh		Withhold
	5	Kim Le		Withhold
	6	Barbara Nelson		Withhold
	7	Ruey L. Lu		Withhold
	8	Robert Yau		Withhold
2	To ratify the appointment of BDO USA, LLP as our independent registered public accounting firm for the fiscal year ending March 31, 2023.		MANAGEMENT	Abstain	For
3
To vote on an advisory (non-binding) resolution regarding the fiscal 2022 compensation of the executive officers named in the Summary Compensation Table included in the proxy statement for the annual meeting.
			MANAGEMENT	Against	For
4	To approve the amendment and restatement to our Certificate of Incorporation in the form attached as Appendix A to the accompanying proxy statement.		MANAGEMENT	For	For
5	To transact such other business as may properly come before the meeting or any adjournment or postponement of the meeting.		MANAGEMENT	Abstain	For

SPARK NETWORK SE
Security		846517100	Meeting Type		ANNUAL
Ticker Symbol		LOV	Meeting Date		31-Aug-22
Record Date		11-Jul-22
Item	Proposal		Type	Vote	Management Recommendation
1
Presentation of the adopted Annual Financial Statements, the approved Consolidated Financial Statements and the combined management report of Spark Networks SE and the Group for the year ended 31 December 2021 as well as the report of the Administrative Board for the financial year 2021.
			MANAGEMENT	No Vote	For
2	Resolution on the discharge of the Managing Directors for the financial year 2021.		MANAGEMENT	No Vote	For
3	Resolution on the discharge of the members of the Administrative Board for the financial year 2021		MANAGEMENT	No Vote	For
4
Appointment of the auditor for the financial statements and for the consolidated financial statements as well as for review of interim financial reports and ratification of independent registered public accounting firm.
			MANAGEMENT	No Vote	For
5	Election of the member of the Administrative Board:		MANAGEMENT	No Vote	For
	1	Eric Eichmann
	2	Ulrike Handel
	3	Bradley J. Goldberg
	4	Colleen Birdnow Brown
	5	Michael J. McConnell
	6	Chelsea Grayson
	7	Bangaly Kaba
	6	Joseph E. Whitters
6	Advisory Vote on Executive Compensation.		MANAGEMENT	No Vote	For
7	Resolution on the approval of the compensation report for the financial year 2021.		MANAGEMENT	No Vote	For
8
Resolution on the cancellation of the authorized capital 2017 pursuant to Section 4 para. 3 of the Articles of Association and on the creation of a new authorized capital 2022 with the possibility of excluding shareholders’ subscription rights and the corresponding amendment of Section 4 of the Articles of Association.
			MANAGEMENT	No Vote	For

ALGOMA STEEL GROUP INC.
Security		015658107	Meeting Type		ANNUAL
Ticker Symbol		ASTL	Meeting Date		16-Sep-22
Record Date		8-Aug-22
Item	Proposal		Type	Vote	Management Recommendation
1.	Director		MANAGEMENT	No Vote	For
	1	Mary Anne Bueschkens
	2	James Gouis
	3	Andy Harshaw
	4	Michael McQuade
	5	Brian Pratt
	6	Eric S. Rosenfeld
	7	Gale Rubenstein
	8	Andrew Schultz
	9	David D. Sgro
	10	Michael Garcia
	11	Ave. G. Lethbridge
	12	Sanjay Nakra
2.	Appointment of Deloitee LLP as Auditor of the Company for the ensuing year and authorizing the Directors to fix their renumeration.		MANAGEMENT	No Vote	For

BARNES & NOBLE EDUCATION INC.
Security		06777U101	Meeting Type		ANNUAL
Ticker Symbol		BNED	Meeting Date		22-Sep-22
Record Date		26-Jul-22
Item	Proposal		Type	Vote	Management Recommendation
1	Director		MANAGEMENT	No Vote	For
	1	Emily C. Chiu
	2	Mario R. Dell'Aera, Jr.
	3	Daniel A. DeMatteo
	4	Kathryn Eberle Walker
	5	David G. Golden
	6	Michael P. Huseby
	7	John R. Ryan
	8	Rory D. Wallace
	9	Denise Warren
2	To vote on an advisory (non-binding) basis to approve executive compensation.		MANAGEMENT	No Vote	For
3	Vote on an advisory (non-binding) basis on the frequency of holding a vote on executive compensation for named executive officers.		MANAGEMENT	No Vote	For
4	Ratify the appointment of Ernst & Young LLP as the independent registered public accountants for the Company’s fiscal year ending April 29, 2023.		MANAGEMENT	No Vote	For
5	Transact such other business as may be properly brought before the Annual Meeting and any adjournment or postponement thereof.		MANAGEMENT	No Vote	For

ALLOT LTD.
Security		M0854Q105	Meeting Type		ANNUAL
Ticker Symbol		ALLT	Meeting Date		14-Dec-22
Record Date		10-Nov-22
Item	Proposal		Type	Vote	Management Recommendation
1
To approve an amendment to the Company’s Articles of Association, effective immediately upon the approval of this Proposal 1, to provide for the elimination of the different classes of members of the Board of Directors of the Company (the “Board”), so that after completion of their current term, the term of each director who is elected or reelected at or after the Annual Meeting (other than Outside Directors, who shall continue to serve for fixed three-year terms in accordance with the Israel Companies Law, 5759-1999, as amended (the “Israel Companies Law”)) shall be one (1) year.
			MANAGEMENT	No Vote	For
2.
To elect Raffi Kesten as a Class II director to serve until the 2023 annual meeting of shareholders , and until his successor has been duly elected and qualified, or until his office is vacated in accordance with the Company’s Articles of Association or the Israel Companies Law.
			MANAGEMENT	No Vote	For
3
To reelect Nadav Zohar as a Class I director, to serve until the 2025 annual meeting of shareholders (or, if Proposal 1 is approved, to serve until the 2023 annual meeting of shareholders), and until his successor has been duly elected and qualified, or until his office is vacated in accordance with the Company’s Articles of Association or the Israel Companies Law.
			MANAGEMENT	No Vote	For
4
To elect Cynthia Paul as a Class I director, to serve until the 2025 annual meeting of shareholders (or, if Proposal 1 is approved, to serve until the 2023 annual meeting of shareholders), and until her successor has been duly elected and qualified, or until her office is vacated in accordance with the Company’s Articles of Association or the Israel Companies Law.
			MANAGEMENT	No Vote	For
5
To reelect Steven Levy as an Outside Director of the Company, to serve for a term of three years commencing as of the Annual Meeting, or until his office is vacated in accordance with the Company’s Articles of Association or the Israel Companies Law.
			MANAGEMENT	No Vote	For
5a
Check "Yes" to confirm you are not a "controlling shareholder" of the Company under the Israel Companies Law and do not have a "personal benefit or other interest" in the approval of item 5, as described in the Company's proxy statement. Under Israeli law, you cannot vote on item 5 unless you check "Yes." If you are unable to make this confirmation, please check "No."
			MANAGEMENT	No Vote	For
6	To approve the existing compensation policy for officers and directors of the Company for the years 2022-2024 as required by the Israeli Companies Law.		MANAGEMENT	No Vote	For
6a
Check "Yes" to confirm you are not a "controlling shareholder" of the Company under the Israel Companies Law and do not have a "personal benefit or other interest" in the approval of item 6, as described in the Company's proxy statement. Under Israeli law, you cannot vote on item 6 unless you check "Yes." If you are unable to make this confirmation, please check "No."
			MANAGEMENT	No Vote	For
7	To approve a grant of 30,000 restricted stock units to each new director upon his or her initial election to our board.		MANAGEMENT	No Vote	For
8
To approve the reappointment of Kost Forer Gabbay & Kasierer, a member of Ernst & Young Global, as Allot’s independent registered public accounting firm for the fiscal year ending December 31, 2022 and until the next annual meeting of shareholders, and to authorize the Board, upon recommendation of the audit committee, to fix the remuneration of said independent registered public accounting firm.
			MANAGEMENT	No Vote	Yes

COMTECH TELECOMMUNICATIONS CORP.
Security		205826209	Meeting Type		ANNUAL
Ticker Symbol		CMTL	Meeting Date		15-Dec-22
Record Date		17-Nov-22
Item	Proposal		Type	Vote	Management Recommendation
1	Director		MANAGEMENT	No Vote	For
	1	Ken Peterman
	2	Wendi B. Carpenter
	3	Mark Quinlan
2	Approval, on an advisory basis, of the compensation of our Named Executive Officers.		MANAGEMENT	No Vote	For
3	Ratiﬁcation of selection of Deloitte & Touche LLP as our independent registered public accounting ﬁrm for ﬁscal 2023.		MANAGEMENT	No Vote	For
4	Approval of the Amended and Restated 2000 Stock Incentive Plan (the "Plan") to increase the number of shares of Common Stock available under the 2000 Plan.		MANAGEMENT	No Vote	For
5	Approval of the Third Amended and Restated Comtech Telecommunications Corp. 2001 Employee Stock Purchase Plan (the "ESPP") to increase the number of shares issuable under the ESPP.		MANAGEMENT	No Vote	For

ENZO BIOCHEM INC.
Security		294100102	Meeting Type		ANNUAL
Ticker Symbol		ENZ	Meeting Date		31-Jan-23
Record Date		8-Dec-22
Item	Proposal		Type	Vote	Management Recommendation
1	Director		MANAGEMENT	No Vote	For
	1	Hamid Erfanian
	2	Bradley L. Radoff
	3	Mary Tagliaferri
2	To approve, by a nonbinding advisory vote, the compensation of the Company’s Named Executive Officers (the “Advisory Proposal”).		MANAGEMENT	No Vote	For
3
 To ratify the Company’s appointment of EisnerAmper LLP to serve as the Company’s independent registered public accounting firm for the Company’s fiscal year ending July 31, 2023 (the “Auditor Proposal”).
			MANAGEMENT	No Vote	For

LIQUIDITY SERVICES INC.
Security		53635B107	Meeting Type		ANNUAL
Ticker Symbol		LQDT	Meeting Date		23-Feb-23
Record Date		4-Jan-23
Item	Proposal		Type	Vote	Management Recommendation
1	Director		MANAGEMENT	No Vote	For
	1	Phillip A. Clough
	2	George H. Ellis
	3	Jaime Mateus-Tique
2	Ratiﬁcation of Independent Registered Public Accounting Firm.		MANAGEMENT	No Vote	For
3	Approval of an Amendment to the Company's Fourth Amended and Restated Certiﬁcate of Incorporation to Limit the Liability of Certain Oﬃcers of the Company.		MANAGEMENT	No Vote	For
4	Approval of Named Executive Oﬃcer Compensation.		MANAGEMENT	No Vote	For
5	Recommendation on the Frequency of Future Advisory Votes on Named Executive Oﬃcer Compensation.		MANAGEMENT	No Vote	1 Year

SONIC FOUNDRY, INC.
Security		83545R207	Meeting Type		ANNUAL
Ticker Symbol		SOFO	Meeting Date		10-Mar-23
Record Date		20-Jan-23
Item	Proposal		Type	Vote	Management Recommendation
1.	Director		MANAGEMENT	No Vote	For
	1	William St. Lawrence
2	To amend the 2020 Equity Incentive Plan to increase the number of shares of common stock subject to the plan from 2,000,000 to 3,000,000.		MANAGEMENT	No Vote	For
3	To approve, by a non-binding advisory vote, of the compensation paid by Sonic to its named executive oﬃcers.		MANAGEMENT	No Vote	For
4	To ratify the appointment of Wipﬂi LLP as our independent auditors for the ﬁscal year ending September 30, 2023.		MANAGEMENT	No Vote	For

LIBERTY ENERGY INC.
Security		53115L104	Meeting Type		ANNUAL
Ticker Symbol		LBRT	Meeting Date		18-Apr-23
Record Date		21-Feb-23
Item	Proposal		Type	Vote	Management Recommendation
1	Director		MANAGEMENT	No Vote	For
	1	Simon Ayat
	2	Gale A. Norton
	3	Cary D. Steinbeck
2	Approval, on an advisory basis, of the compensation of the Company's named executive oﬃcers.		MANAGEMENT	No Vote	For
3	Ratiﬁcation of the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting ﬁrm for the ﬁscal year ending December 31, 2023.		MANAGEMENT	No Vote	For

DUNDEE CORP.
Security		265269209	Meeting Type		ANNUAL
Ticker Symbol		DPMLF	Meeting Date		4-May-23
Record Date		17-Mar-23
Item	Proposal		Type	Vote	Management Recommendation
1	Director		MANAGEMENT	No Vote	For
	1	Jaime Donovan
	2	R. Peter Gillin
	3	Nicole Adshead-Bell
	4	Kalidas Madhavpeddi
	5	Juanita Montalvo
	6	David Rae
	7	Marie-Anne Tawil
	8	Anthony P. Walsh
2	Appointment of PricewaterhouseCoopers LLP, Chartered Professional Accountants, as auditor of the Company for the ensuing year and authorizing the directors to set the auditor’s remuneration.		MANAGEMENT	No Vote	For
3
To consider, and if deemed appropriate, to pass a non-binding, advisory resolution accepting the Company's approach to executive compensation, as more particularly described in the accompanying management information circular.
			MANAGEMENT	No Vote	For

KITE REALTY GROUP TRUST
Security		49803T300	Meeting Type		ANNUAL
Ticker Symbol		KRG	Meeting Date		10-May-23
Record Date		15-Mar-23
Item	Proposal		Type	Vote	Management Recommendation
1	Trustee		MANAGEMENT	No Vote	For
	1	John Kite
	2	William E. Bindley
	3	Bonnie S. Biumi
	4	Derrick Burks
	5	Victor J. Coleman
	6	Gerald M. Gorski
	7	Steven P. Grimes
	8	Christie B. Kelly
	9	Peter L. Lynch
	10	David R. O'Reilly
	11	Barton R. Peterson
	12	Charles H. Wurtzebach
	13	Caroline L. Young
2	To approve, on an advisory (non-binding) basis, the compensation of Kite Realty Group Trust's named executive oﬃcers.		MANAGEMENT	No Vote	For
3	To select, on an advisory (non-binding) basis, the frequency with which the advisory vote on executive compensation should be held.		MANAGEMENT	No Vote	1 Year
4	To ratify the appointment of KPMG LLP as the independent registered public accounting ﬁrm for Kite Realty Group Trust for the ﬁscal year ending December 31, 2023.		MANAGEMENT	No Vote	For

FLYHT AEROSPACE SOLUTIONS LTD.
Security		30252U303	Meeting Type		ANNUAL
Ticker Symbol		FLY-CN	Meeting Date		11-May-23
Record Date		6-Apr-23
Item	Proposal		Type	Vote	Management Recommendation
1	To set the number of diectors to be elected at the meeting at seven (7).		MANAGEMENT	No Vote	For
2	Director		MANAGEMENT	No Vote	For
	1	Brent Rosenthal
	2	Douglas G. Marlin
	3	Mary McMillan
	4	Michael Brown
	5	Nancy Young
	6	Paul Takalo
	7	Peter Large
3	To appoint KPMG LLP, Chartered Accountants, as the auditors of the Corporation for the ensuing year and to authorize the board of directors to fix the auditors' remuneration.		MANAGEMENT	No Vote	For
4
To consider and, if deemed advisable, to pass with or without variation, an ordinary resolution approving the 2023 stock option plan, as more particularly described in the accompanying Management Information Circular and Proxy Statement dated April 20, 2023.
			MANAGEMENT	No Vote	For

ACACIA RESEARCH CORP.
Security		003881307	Meeting Type		ANNUAL
Ticker Symbol		ACTG	Meeting Date		16-May-23
Record Date		20-Mar-22
Item	Proposal		Type	Vote	Management Recommendation
1	Director		MANAGEMENT	No Vote	For
	1	Gavin Molinelli
	2	Isaac T. Kohlberg
	3	Maureen O'Connell
	4	Geoff Ribar
	5	Jonathan Sagal
	6	Katharine Wolanyk
2	To ratify the appointment of Grant Thornton LLP as our independent registered public accounting ﬁrm for the ﬁscal year ending December 31, 2023.		MANAGEMENT	No Vote	For
3	To approve, on a non-binding, advisory basis, of the compensation of our named executive oﬃcers, as disclosed in the accompanying Proxy Statement.		MANAGEMENT	No Vote	For
4	To approve, on a non-binding, advisory basis, the frequency of future advisory votes on the compensation of our named executive oﬃcers.		MANAGEMENT	No Vote	1 Year
5
To approve an amendment to our Amended and Restated Certiﬁcate of Designations, Preferences and Rights of Series A Convertible Preferred Stock (the "Certiﬁcate of Designations") to remove the Maximum Percentage limitation (as deﬁned in the Certiﬁcate of Designations).
			MANAGEMENT	No Vote	For

ENZO BIOCHEM INC.
Security		294100102	Meeting Type		SPECIAL
Ticker Symbol		ENZ	Meeting Date		22-May-23
Record Date		17-Apr-23
Item	Proposal		Type	Vote	Management Recommendation
1
To consider and vote on a proposal to approve the sale of substantially all the assets and assignment of certain liabilities of the Company's clinical laboratory business and adopt the Asset Purchase Agreement, dated as of March 16, 2023 (the "Asset Sale Proposal").
			MANAGEMENT	For	For
2
To consider and vote on a proposal to approve the adjournment of the Special Meeting, if necessary or appropriate, to solicit additional proxies if there are insuﬃcient votes to approve the Asset Sale Proposal at the time of the Special Meeting (the "Adjournment Proposal").
			MANAGEMENT	For	For

IDENTIV INC.
Security		45170X205	Meeting Type		ANNUAL
Ticker Symbol		INVE	Meeting Date		8-Jun-23
Record Date		18-Apr-23
Item	Proposal		Type	Vote	Management Recommendation
1	Director		MANAGEMENT	No Vote	For
	1	Steven Humphreys
2	To vote on a non-binding advisory resolution on the compensation of the Company's named executive oﬃcers ("Say on Pay").		MANAGEMENT	No Vote	For
3	To ratify the appointment of BPM LLP as the independent registered public accounting ﬁrm of the Company for the ﬁscal year ending December 31, 2023.		MANAGEMENT	No Vote	For

KVH INDUSTRIES, INC.
Security		482738101	Meeting Type		ANNUAL
Ticker Symbol		KVHI	Meeting Date		7-Jun-23
Record Date		18-Apr-23
Item	Proposal		Type	Vote	Management Recommendation
1.	Director		MANAGEMENT	No Vote	For
	1	David M. Tolley
	2	Stephen H. Deckoff
2	To approve, on an advisory (non-binding) basis, the compensation of our named executive oﬃcers for 2022.		MANAGEMENT	No Vote	For
3	To determine, in a non-binding "say on frequency" vote, the frequency of the vote on our executive compensation program (once every year, once every two years or once every three years).		MANAGEMENT	No Vote	1 Year
4	To ratify the appointment of Grant Thornton LLP as our independent registered public accounting firm for 2023.		MANAGEMENT	No Vote	For

NEXTIER OILFIELD SOLUTIONS INC.
Security		65290C105	Meeting Type		ANNUAL
Ticker Symbol		NEX	Meeting Date		13-Jun-23
Record Date		17-Apr-23
Item	Proposal		Type	Vote	Management Recommendation
1	Trustee		MANAGEMENT	No Vote	For
	1	Robert W. Drummond
	2	Leslie A. Beyer
	3	Stuart M. Brightman
	4	Gary M. Halverson
	5	Patrick M. Murray
	6	Amy H. Nelson
	7	Melvin G. Riggs
	8	Bernardo J. Rodriguez
	9	Michael Roemer
	10	James C. Stewart
	11	Scott R. Wille
2	To ratify the appointment of KPMG LLP as our independent auditor for the ﬁscal year ending December 31, 2023.		MANAGEMENT	No Vote	For
3	To approve, in an advisory vote, the 2022 compensation of our named executive oﬃcers.		MANAGEMENT	No Vote	For
4	To approve the amendment and restatement of the NexTier Oilﬁeld Solutions Inc. Equity and Incentive Award Plan.		MANAGEMENT	No Vote	For

COMSCORE INC.
Security		20564W105	Meeting Type		ANNUAL
Ticker Symbol		SCOR	Meeting Date		14-Jun-23
Record Date		17-Apr-23
Item	Proposal		Type	Vote	Management Recommendation
1.	Director		MANAGEMENT	No Vote	For
	1	Nana Banerjee
	2	David Kline
	3	Kathi Love
	4	Brian Wendling
2.	To approve, on a non-binding advisory basis, the compensation paid to the company's named executive officers.		MANAGEMENT	No Vote	For
3	To ratify the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2023.		MANAGEMENT	No Vote	For
4	To approve an amendment to our Amended and Restated 2018 Equity and Incentive Compensation Plan to increase the number of shares of our common stock available for grant by 10,000,000.		MANAGEMENT	No Vote	For
5
The adoption of an amendment to the Certiﬁcate of Designations of the Series B Convertible Preferred Stock ("Series B Preferred Stock") to (i) permit the company to pay annual dividends on Series B Preferred Stock in the form of cash, shares of common stock, additional shares of Series B Preferred Stock, or a combination thereof, (the "Disinterested Directors"), and (ii) make certain other clarifying and conforming changes to the Certiﬁcate of Designations, including with respect to tax treatment.
			MANAGEMENT	No Vote	For
6
The adoption of an amendment to the Amended and Restated Certiﬁcate of Incorporation to authorize additional shares of preferred stock in order to permit the company to issue additional shares of Series B Preferred Stock and other preferred stock and pay annual dividends in the form of Series B Preferred Stock in accordance with the Certiﬁcate of Designations amendment and if elected by the Disinterested Directors.
			MANAGEMENT	No Vote	For
7
The approval, in accordance with Nasdaq Listing Rule 5635(d), of the issuance of common stock or Series B Preferred Stock as annual dividends on the Series B Preferred Stock in accordance with the Certiﬁcate of Designations amendment and if elected by the Disinterested Directors.
			MANAGEMENT	No Vote	For

RUNWAY GROWTH FINANCE CORP.
Security		78163D100	Meeting Type		ANNUAL
Ticker Symbol		RWAY	Meeting Date		15-Jun-23
Record Date		25-Apr-23
Item	Proposal		Type	Vote	Management Recommendation
1.	Director		MANAGEMENT	No Vote	For
	1	Gary Kovacs
	2	John F. Engel
2.	To ratify the selection of RSM US LLP to serve as the Company's independent registered public accounting ﬁrm for the ﬁscal year ending December 31, 2023.		MANAGEMENT	No Vote	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STARBOARD INVESTMENT TRUST
___________________________

By:	Katherine M. Honey President and Principal Executive Officer

Date:	August 15, 2023